Summary Prospectus dated July 1, 2016

Parametric Dividend Income Fund

Class /Ticker     Investor / EAPDX     Institutional / EIPDX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2016, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://www.eatonvance.com/ppafunddocuments, email a request to contact@eatonvance.com, call 1-800-260-0761, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is total return and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	3.27%	3.27%
Total Annual Fund Operating Expenses	4.07%	3.82%
Expense Reimbursement(1)	(3.22)%	(3.22)%
Total Fund Operating Expenses After Expense Reimbursement	0.85%	0.60%

(1)

The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Investor Class shares and 0.60% for Institutional Class shares.  This expense reimbursement will continue through June 30, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as:  brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$87	$942	$1,814	$4,065
Institutional Class shares	$61	$868	$1,695	$3,847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which primarily include common stocks of U.S. companies selected from the Russell 3000 Index (the “80% Policy”).  The Fund may lend its securities.

In managing the Fund, the portfolio managers employ a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility on a sector relative basis.  Such companies may be referred to as durable dividend payers. This rules-based strategy applies a series of durability rankings to a broad universe of U.S. equity securities. To achieve broad diversification, each industry sector generally receives an equal weight.  For the purposes of portfolio construction, the Telecommunications and Technology sectors are considered one sector.  The top-ranked securities within each sector based on the sub-adviser’s yield and volatility screening are also generally weighted equally.  The portfolio may be rebalanced on a periodic basis to maintain diversification, and is reconstituted on an annual basis.  The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of durable dividend paying companies.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to stock-specific risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based durability ranking process, a systematic sector and security allocation methodology and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The return in the bar chart is for Investor Class shares. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2014 through December 31, 2015, the highest quarterly total return for Investor Class was 2.53% for the quarter ended December 31, 2015, and the lowest quarterly return was -4.99% for the quarter ended September 30, 2015. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2015 to March 31, 2016) was 7.04%.

Parametric Dividend Income Fund

Summary Prospectus dated July 1, 2016

Average Annual Total Return as of December 31, 2015	One Year	Life of Fund
Investor Class Return Before Taxes	-0.68%	5.65%
Investor Class Return After Taxes on Distributions	-1.80%	4.18%
Investor Class Return After Taxes on Distributions and the Sale of Investor Class Shares	0.42%	4.06%
Institutional Class Return Before Taxes	-0.36%	5.95%
NASDAQ US Dividend AchieversTM Select Index (reflects no deductions for fees, expenses or taxes)	-1.88%	7.94%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	5.00%

Investor Class and Institutional Class shares commenced operations on March 26, 2014. The Fund’s primary benchmark has been changed to the NASDAQ US Dividend AchieversTM Select Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. (Source: Nasdaq, Inc.) The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by nontaxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers

Timothy Atwill, Head of Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since June 2014.

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in March 2014.

Alexander Paulsen, Senior Investment Strategist at Parametric’s Seattle Investment Center, has managed the Fund since July 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761.  The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14463 7.1.16	© 2016 Eaton Vance Management

Parametric Dividend Income Fund

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Summary Prospectus dated July 1, 2016